Pension Health Care and Postretirement Benefits Other Than Pensions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Health Care Plans [Abstract]
Number of active employees entitled to receive benefits under health care plans	18,609	18,189	17,841
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans	$ 163,011,000	$ 155,501,000	$ 144,927,000
Defined Contribution Pension Plans [Abstract]
Number of Domestic salaried defined benefit pension plan	1
Number of Domestic hourly defined benefit pension plan	1
Number of Foreign defined benefit pension plans	15
Fair value of plan assets	836,576,000	732,523,000	700,473,000
Number of foreign defined benefit pension plans unfunded or underfunded	12
Expected Cash Payments - Net 2013	17,911,000
Expected Cash Payments - Net 2014	18,967,000
Expected Cash Payments - Net 2015	19,774,000
Expected Cash Payments - Net 2016	20,313,000
Expected Cash Payments - Net 2017	22,677,000
Expected Cash Payments - Net 2018 through 2022	112,597,000
Target allocations for plan assets in equity securities, minimum	45.00%
Target allocations for plan assets in equity securities, maximum	65.00%
Target allocation percentage of assets fixed income securities, minimum	30.00%
Target allocation percentage of assets fixed income securities, maximum	40.00%
Retired employees entitled to receive postretirement benefits	4,402	4,436	4,768
Defined benefit plan ultimate health care cost trend rate and Prescription drug cost increase rate	5.00%
Year in which health care cost trend rate reaches ultimate trend rate	2019
Reduction of the accumulated postretirement benefit obligation for benefits attributed to past service due to amendment of medicare	21,400,000
Reduction in net periodic benefit cost	5,712,000	7,073,000	4,170,000
Prescription drug benefit effect of subsidy on interest cost	434,000	242,000	1,973,000
Prescription drug benefit effect of subsidy on amortization of actuarial experience gain	5,278,000	6,831,000	1,852,000
Prescription drug benefit effect of subsidy on service cost			345,000
Increase in income taxes due to elimination of tax deduction previously allowed for the Medicare Part D subsidy			11,400,000
Reduction in basic earnings per share due to elimination of tax deduction previously allowed for the medicare Part D subsidy			$ 0.11
Reduction in diluted earnings per share due to elimination of tax deduction previously allowed for the medicare part D subsidy			$ 0.10
Leighs Paints and Acroma [Member]
Defined Contribution Pension Plans [Abstract]
Number of European defined benefit pension plans	2
Domestic Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company	25,147,000	23,344,000	22,512,000
Projected benefit obligation	466,827,000	410,029,000	390,257,000	339,275,000
Fair value of plan assets	703,563,000	614,463,000	634,725,000	577,047,000
Equity investment in domestic defined benefit pension plan assets, shares	300,000
Market value of common shares invested in defined benefit pension plan assets	46,146,000
Share equity investments in the domestic defined benefit pension plan assets	6.60%
Dividends received on the common stock	1,334,000
Foreign Defined Benefit Pension Plans [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company	4,621,000	3,807,000	3,968,000
Projected benefit obligation	168,758,000	141,465,000	85,936,000	75,175,000
Fair value of plan assets	133,013,000	118,060,000	65,748,000	55,870,000
Increase in combined projected benefit obligations primarily due to changes in plan assumptions	27,294,000
Domestic Salaried Plan Between January 1, 2002 and September 30, 2011 [Member]
Defined Contribution Pension Plans [Abstract]
Threshold service requirement for defined benefit pension plan eligibility	6
Domestic Salaried Plan Between January 1, 2002 and December 31, 2004 [Member]
Defined Contribution Pension Plans [Abstract]
Contribution credits as percent of eligible employee's salary	6.00%
Domestic salaried defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	313,964,000	269,314	261,996
Fair value of plan assets	559,552,000	487,990	502,707
Excess/deficiency of plan assets	(245,588,000)	(218,676)	(240,711)
Defined Benefit Pension [Member]
Defined Contribution Pension Plans [Abstract]
Description of Defined Contribution Pension and Other Postretirement Plans	All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised, and all employees who become participants on or after January 1, 2002 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula.
Expected Cash Payments - Net 2013	41,784,000
Expected Cash Payments - Net 2014	42,435,000
Expected Cash Payments - Net 2015	43,457,000
Expected Cash Payments - Net 2016	43,631,000
Expected Cash Payments - Net 2017	43,992,000
Expected Cash Payments - Net 2018 through 2022	225,564,000
Amortization of actuarial losses	15,111,000
Amortization of prior service credit	(310,000)
Domestic hourly defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	152,863,000	140,715	128,261
Fair value of plan assets	144,011,000	126,473	132,018
Excess/deficiency of plan assets	8,852,000	(14,242)	(3,757)
Underfunded seven foreign defined benefit pension plan [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	105,045,000
Fair value of plan assets	65,026,000
Excess/deficiency of plan assets	40,019,000
Postretirement Benefits Other than Pensions [Member]
Defined Contribution Pension Plans [Abstract]
Projected benefit obligation	338,134,000	316,795,000	315,572,000	300,526,000
Amortization of actuarial losses	3,934,000
Amortization of prior service credit	$ (328,000)
Defined Contribution Pension [Member]
Defined Contribution Pension Plans [Abstract]
Description of Defined Contribution Pension and Other Postretirement Plans	Prior to July 1, 2009, the contribution was based on six percent of compensation for covered employees. Effective July 1, 2009, the contribution percentage was changed to a range from two percent to seven percent based on an age and service formula
Minimum [Member] | Domestic Salaried Plan After December 31, 2004 [Member]
Defined Contribution Pension Plans [Abstract]
Contribution credits as percent of eligible employee's salary	2.00%
Minimum [Member] | Revised Domestic Salaried Plan After December 31, 2001 [Member]
Defined Contribution Pension Plans [Abstract]
Contribution credits as percent of eligible employee's salary	2.00%
Minimum [Member] | Defined Contribution Pension After June 30, 2009 [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	2.00%
Maximum [Member] | Domestic Salaried Plan After December 31, 2004 [Member]
Defined Contribution Pension Plans [Abstract]
Contribution credits as percent of eligible employee's salary	7.00%
Maximum [Member] | Revised Domestic Salaried Plan After December 31, 2001 [Member]
Defined Contribution Pension Plans [Abstract]
Contribution credits as percent of eligible employee's salary	7.00%
Maximum [Member] | Defined Contribution Pension After June 30, 2009 [Member]
Defined Contribution Pension Plans [Abstract]
Contributions by Company, percentage	7.00%